2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 53 .5%
Communication Services — 5.1%
Alphabet Inc - Class A ................. 434 124,801
Alphabet Inc - Class C ................. 3,942 1,130,802
Charter Communications Inc
(1)
........... 222 47,925
Comcast Corp ...................... 292 8,383
EverQuote Inc
(1)
..................... 1,173 18,088
IDT Corp .......................... 112 5,499
Meta Platforms Inc ................... 814 465,714
Netflix Inc
(1)
........................ 711 68,363
New York Times Co/The ................ 283 23,695
Omnicom Group Inc .................. 696 52,416
Verizon Communications Inc ............ 153 7,681
1,953,367
Consumer Discretionary — 2.6%
Abercrombie & Fitch Co
(1)
............... 227 20,741
American Public Education Inc
(1)
.......... 459 26,108
BorgWarner Inc ..................... 246 13,348
Boyd Gaming Corp ................... 1,099 90,316
Brinker International Inc
(1)
.............. 119 16,990
Champion Homes Inc
(1)
................ 95 7,065
Crocs Inc
(1)
........................ 91 7,555
Deckers Outdoor Corp
(1)
................ 237 23,721
Five Below Inc
(1)
..................... 189 43,183
Frontdoor Inc
(1)
...................... 668 35,311
General Motors Co ................... 359 26,746
Hasbro Inc ........................ 152 14,227
O'Reilly Automotive Inc
(1)
............... 178 16,431
Phinia Inc ......................... 253 17,315
Ralph Lauren Corp ................... 510 175,435
Ross Stores Inc ..................... 741 160,523
Tapestry Inc ....................... 795 112,182
TJX Cos Inc/The ..................... 979 156,346
Ulta Beauty Inc
(1)
.................... 64 33,453
Visteon Corp ....................... 30 2,733
999,729
Consumer Staples — 0.6%
Cal-Maine Foods Inc .................. 184 14,564
Casey's General Stores Inc ............. 178 129,559
Dollar General Corp .................. 246 29,207
Target Corp ........................ 421 51,025
224,355
Energy — 3.6%
Cheniere Energy Inc .................. 483 137,056
Chevron Corp ...................... 1,230 254,487
ConocoPhillips ...................... 76 10,032
Devon Energy Corp ................... 614 30,897
Diamondback Energy Inc ............... 363 71,798
EOG Resources Inc ................... 842 121,728
EQT Corp ......................... 382 24,311
Exxon Mobil Corp .................... 1,611 273,322
Marathon Petroleum Corp .............. 147 35,894
Matador Resources Co ................ 167 10,551
Phillips 66 ......................... 279 50,828
SLB Ltd .......................... 1,152 59,201
SM Energy Co ...................... 739 23,042
Targa Resources Corp ................. 460 115,336
TechnipFMC PLC .................... 709 49,013
Valero Energy Corp ................... 147 36,321
Weatherford International PLC ........... 61 5,769
Williams Cos Inc/The ................. 770 56,041
1,365,627
Financials — 8.2%
Allstate Corp/The .................... 744 154,261
Ally Financial Inc .................... 1,287 50,489
Ameriprise Financial Inc ............... 639 283,971
Arch Capital Group Ltd
(1)
............... 27 2,592
Bank of New York Mellon Corp/The ........ 1,528 181,267
Berkshire Hathaway Inc
(1)
.............. 922 441,822
Chubb Ltd ......................... 727 236,951
Customers Bancorp Inc
(1)
............... 939 65,176
First American Financial Corp ............ 200 12,058
Interactive Brokers Group Inc ............ 1,300 87,191
Intercontinental Exchange Inc ............ 1,431 225,068
Jack Henry & Associates Inc ............ 1,531 241,959
Jackson Financial Inc ................. 353 37,319
Marsh & McLennan Cos Inc ............. 86 14,917
Mastercard Inc ..................... 1,392 695,527
Morningstar Inc ..................... 684 115,630
State Street Corp .................... 944 119,473
Stewart Information Services Corp ........ 21 1,293
Synchrony Financial .................. 1,211 82,372
Visa Inc .......................... 166 50,172
Westamerica BanCorp ................. 36 1,877
Wintrust Financial Corp ................ 50 6,947
3,108,332
Health Care — 5.9%
AbbVie Inc ........................ 1,017 221,187
Amgen Inc ........................ 790 277,962
Bristol-Myers Squibb Co ............... 30 1,819
CareDx Inc
(1)
....................... 59 1,024
Cigna Group/The .................... 9 2,401
CVS Health Corp .................... 327 23,485
Elevance Health Inc .................. 226 66,161
Eli Lilly & Co ....................... 380 349,513
Encompass Health Corp ............... 247 23,892

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Gilead Sciences Inc .................. 1,426 198,742
HCA Healthcare Inc ................... 69 32,654
Johnson & Johnson .................. 1,958 478,614
McKesson Corp ..................... 88 76,152
Merck & Co Inc ..................... 490 58,942
Mettler-Toledo International Inc
(1)
......... 12 15,134
Natera Inc
(1)
........................ 683 136,593
Regeneron Pharmaceuticals Inc .......... 81 62,584
United Therapeutics Corp
(1)
............. 58 34,393
UnitedHealth Group Inc ................ 183 49,518
Universal Health Services Inc ............ 131 23,445
Vertex Pharmaceuticals Inc
(1)
............ 153 68,321
Zoetis Inc ......................... 416 49,175
2,251,711
Industrials — 8.2%
Acuity Inc ......................... 116 32,505
AECOM ........................... 515 43,682
Allegion plc ........................ 28 4,068
Allison Transmission Holdings Inc ......... 152 17,793
AMETEK Inc ....................... 266 57,020
Armstrong World Industries Inc ........... 92 15,162
ATI Inc
(1)
.......................... 102 14,837
Blue Bird Corp
(1)
..................... 62 3,521
Caterpillar Inc ...................... 482 341,478
Comfort Systems USA Inc .............. 32 44,128
Cummins Inc ....................... 243 130,739
Delta Air Lines Inc ................... 1,629 108,296
EMCOR Group Inc .................... 4 2,953
EnerSys .......................... 156 27,100
Equifax Inc ........................ 965 173,767
FedEx Corp ........................ 261 92,963
Flowserve Corp ..................... 154 11,320
GE Vernova Inc ..................... 234 204,259
Generac Holdings Inc
(1)
................ 132 25,784
General Dynamics Corp ................ 1,353 464,377
Graco Inc ......................... 98 8,296
Hubbell Inc ........................ 134 65,759
Huntington Ingalls Industries Inc .......... 281 106,752
IDEX Corp ......................... 126 23,883
JB Hunt Transport Services Inc ........... 103 21,826
Johnson Controls International plc ......... 384 50,285
Lincoln Electric Holdings Inc ............. 70 17,436
Lockheed Martin Corp ................. 261 157,746
Mueller Industries Inc ................. 238 26,370
Nextpower Inc
(1)
..................... 21 2,531
Northrop Grumman Corp ............... 187 127,579
PACCAR Inc ........................ 270 31,185
Quanta Services Inc .................. 351 192,706
Rockwell Automation Inc ............... 230 82,542
Southwest Airlines Co ................. 244 9,167
Trane Technologies PLC ................ 250 104,185
TUTOR PERINI CORP .................. 51 3,937
United Airlines Holdings Inc
(1)
............ 1,677 154,401
United Parcel Service Inc ............... 640 62,963
V2X, Inc.
(1)
......................... 164 11,234
Valmont Industries Inc ................. 28 11,188
Vicor Corp
(1)
........................ 29 4,669
3,092,392
Information Technology — 16.0%
Amkor Technology Inc ................. 223 10,042
Amphenol Corp ..................... 755 95,394
Analog Devices Inc ................... 491 156,207
Apple Inc ......................... 4,998 1,268,442
Applied Materials Inc ................. 728 248,823
Avnet Inc ......................... 124 7,641
Broadcom Inc ...................... 905 280,107
Calix Inc
(1)
......................... 337 16,510
CDW Corp/DE ...................... 560 67,771
Ciena Corp.
(1)
....................... 139 53,964
Cisco Systems Inc ................... 2,475 192,035
Clear Secure Inc .................... 133 6,439
Cognex Corp ....................... 32 1,568
Corning Inc ........................ 321 43,646
Everpure Inc
(1)
...................... 151 8,915
FABRINET
(1)
........................ 2 1,043
Hut 8 Corp
(1)
....................... 676 31,711
KLA Corp ......................... 78 114,848
Lam Research Corp .................. 449 95,933
Lumentum Holdings Inc
(1)
.............. 13 9,136
Micron Technology Inc ................ 473 159,798
Microsoft Corp ...................... 2,842 1,052,023
Motorola Solutions Inc ................. 567 246,061
NetScout Systems Inc
(1)
................ 186 5,913
NVIDIA Corp ....................... 6,925 1,207,720
Oracle Corp ........................ 283 41,632
PC Connection Inc ................... 12 701
Photronics Inc
(1)
..................... 1,976 79,850
QUALCOMM Inc ..................... 1,640 211,199
Sandisk Corp/DE
(1)
................... 9 5,718
SCANSOURCE INC
(1)
.................. 454 16,480
Skyworks Solutions Inc ................ 516 27,632
TD SYNNEX Corp .................... 432 72,883
Teradata Corp
(1)
..................... 179 4,588
Teradyne Inc ....................... 121 35,872
Texas Instruments Inc ................. 557 108,136
TTM Technologies Inc
(1)
................ 44 4,286
Ubiquiti Inc ........................ 30 23,709
Universal Display Corp ................ 81 7,424
Viasat Inc
(1)
........................ 316 14,473
Vistance Networks ................... 190 3,458
Western Digital Corp .................. 181 48,959
6,088,690
Materials — 0.9%
Alcoa Corp ........................ 429 28,455
Anglogold Ashanti Plc ................. 174 16,941

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
CF Industries Holdings Inc .............. 169 21,943
Coeur Mining Inc
(1)
................... 640 12,013
Commercial Metals Co ................ 179 10,996
CRH PLC .......................... 63 6,622
Freeport-McMoRan Inc ................ 469 27,568
Kaiser Aluminum Corp ................. 27 3,254
Newmont Corp ..................... 728 78,806
Nucor Corp ........................ 238 40,246
Reliance Inc ....................... 180 54,706
Southern Copper Corp ................. 119 20,475
SSR Mining Inc
(1)
.................... 516 15,170
337,195
Real Estate — 1.4%
Jones Lang LaSalle Inc
(1)
............... 153 46,561
Simon Property Group Inc .............. 1,358 253,308
Sun Communities Inc ................. 1,680 211,613
511,482
Utilities — 1.0%
Ameren Corp ....................... 353 38,802
American Electric Power Co Inc .......... 1,556 203,961
American States Water Co .............. 26 1,966
Black Hills Corp ..................... 95 6,594
Consolidated Edison Inc ............... 419 47,423
Edison International .................. 91 6,659
Eversource Energy ................... 356 24,664
National Fuel Gas Co .................. 21 1,973
NRG Energy Inc ..................... 367 53,633
ONE Gas Inc ....................... 49 4,220
389,895
Total Common Stocks (United States)
(Cost $ 17,685,807 ) ................. 20,322,775
Registered Investment Companies — 32 .3%
U.S. Fixed Income — 9.0%
Baird Core Plus Bond Fund - Class I ....... 82,211 837,730
Dodge & Cox Income Fund - Class I ........ 29,407 374,051
Fidelity Advisor Capital & Income Fund - Class Z 48,187 565,237
Fidelity Total Bond Fund - Class Z ......... 86,769 829,514
Frost Total Return Bond Fund - Class I ...... 3,956 37,896
iShares 20+ Year Treasury Bond ETF
(2)
...... 4,079 353,608
iShares 7-10 Year Treasury Bond ETF
(2)
..... 399 38,080
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 3,901 373,404
3,409,520
International Fixed Income — 0.1%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 4,713 38,931
38,931
International Equity — 19.4%
iShares MSCI Brazil ETF
(2)
.............. 9,138 350,808
iShares MSCI Canada ETF
(2)
............. 16,939 928,088
iShares MSCI China ETF
(2)
.............. 7,204 404,721
iShares MSCI Japan ETF
(2)
.............. 20,323 1,716,074
iShares MSCI Malaysia ETF
(2)
............ 8,454 240,178
iShares MSCI Mexico ETF
(2)
............. 3,886 292,344
iShares MSCI South Korea ETF
(2)
.......... 4,315 530,788
iShares MSCI Spain ETF
(2)
.............. 6,434 349,430
iShares MSCI Switzerland ETF
(2)
.......... 4,917 289,169
iShares MSCI Taiwan ETF
(2)
............. 10,758 762,957
iShares MSCI Turkey ETF
(2)
.............. 10,422 402,810
iShares MSCI United Kingdom ETF
(2)
....... 23,805 1,084,556
7,351,923
Equity Registered Investment Companies — 3.8%
iShares MSCI Australia ETF
(2)
............ 24,026 666,962
iShares MSCI France ETF
(2)
.............. 6,816 295,678
iShares MSCI Netherlands ETF
(2)
.......... 8,358 480,668
1,443,308
Total Registered Investment Companies
(Cost $ 11,839,678 ) ................. 12,243,682
Money Market Registered Investment Companies — 13 .2%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 5,017,995 5,017,995
Total Money Market Registered Investment
Companies
(Cost $ 5,017,995 ) .................. 5,017,995
Total Investments — 99 .0%
(Cost $ 34,543,480 ) ................. 37,584,452
Other Assets less Liabilities — 1 .0% ....... 377,774
Total Net Assets — 100 .0% ............. 37,962,226
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 2,501 33,642
Meeder Conservative Allocation Fund - Retail
Class .......................... 645 15,459
Meeder Dynamic Allocation Fund - Retail Class 7,051 102,309
Meeder Muirfield Fund - Retail Class ....... 3,226 31,877
Total Trustee Deferred Compensation
(Cost $ 149,488 ) ................... 183,287

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 14 6/18/26 2,030,770 (32,946)
Mini MSCI Emg Mkt
Futures - June 2026 . 11 6/18/26 800,030 (30,688)
Russell 2000 Futures Mini
June 2026 ........ 11 6/18/26 1,381,710 3
S&P 500 Mini Futures
June 2026 ........ 3 6/18/26 985,613 (27,767)
Total Futures Contracts . 39 5,198,123 (91,398)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.